Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balances at Sep. 30, 2013	$ 754,356	$ 488	$ 312,962	$ 441,282	$ (376)
Balances (in shares) at Sep. 30, 2013		48,898,622
Issuance of common stock	7,680	$ 5	7,675
Issuance of common stock (in shares)		494,152
Stock-based compensation	7,422		7,422
Net income	53,846			53,846
Foreign currency translation adjustment	(7,175)				(7,175)
Unrealized gain on financial derivatives, net	972				972
Balances at Sep. 30, 2014	817,101	$ 493	328,059	495,128	(6,579)
Balances (in shares) at Sep. 30, 2014		49,392,774
Net income	12,907
Foreign currency translation adjustment	(3,189)
Balances at Dec. 31, 2014	829,794
Balances at Sep. 30, 2014	817,101	$ 493	328,059	495,128	(6,579)
Balances (in shares) at Sep. 30, 2014		49,392,774
Issuance of common stock	7,943	$ 4	7,939
Issuance of common stock (in shares)		397,969
Stock-based compensation	9,936		9,936
Net income	62,277			62,277
Foreign currency translation adjustment	(14,003)				(14,003)
Unrealized gain on financial derivatives, net	(138)				(138)
Balances at Sep. 30, 2015	883,116	$ 497	345,934	557,405	$ (20,720)
Balances (in shares) at Sep. 30, 2015		49,790,743
Issuance of common stock	315,809	$ 94	315,715
Net income	7,118			7,118
Foreign currency translation adjustment	(2,469)
Balances at Dec. 31, 2015	$ 1,211,153	$ 591	$ 668,828	$ 564,523